Label	Element	Value
Guardian Select Mid Cap Core VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Guardian Select Mid Cap Core VIP Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table shows the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the fees and expenses shown in the table would be higher. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below. For information about these charges, fees and expenses, please refer to the applicable contract or policy prospectus.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the end of its most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment, if applicable.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

FIAM LLC, the Fund's subadviser (the "Subadviser"), seeks to achieve the Fund's objective by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in stocks, or other investments that the Subadviser believes have similar economic characteristics, of mid-capitalization companies. The Subadviser defines mid-capitalization companies as companies with market capitalizations similar to companies in the Russell Midcap® Index (the "Russell Index") or the S&P MidCap 400® Index (the "S&P 400 Index") at the time of purchase. Although expected to change frequently, the market capitalization range of the Russell Index was approximately $348 million to $89 billion, and the market capitalization range of the S&P 400 Index was approximately $1 billion to $24 billion as of March 31, 2024. The Fund may also invest in securities of companies with smaller or larger market capitalizations.

The Fund may invest in equity securities of domestic or foreign issuers. The Fund typically allocates its assets across different market sectors, including communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities, using other portfolio managers of the Subadviser to handle investments within each sector. The Subadviser expects the Fund's sector allocations will approximate the sector weightings of the S&P 400 Index.

The Fund may invest in either "growth" stocks, "value" stocks, or both. The Subadviser uses fundamental analysis, which involves a "bottom-up" assessment of an issuer's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and market and economic conditions, to select the Fund's investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianlife.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (by calendar year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 12.28% (4th Q 2023) Lowest Quarterly Return: -15.86% (2nd Q 2022)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.86%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Guardian Select Mid Cap Core VIP Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund.
Guardian Select Mid Cap Core VIP Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The financial and securities markets are volatile and may be affected by political, regulatory, social, economic, and other global market developments and disruptions, including those arising out of geopolitical events, public health emergencies (such as pandemics and epidemics), natural disasters, terrorism, and governmental or quasi-governmental actions. These events may negatively affect issuers, industries and markets worldwide and adversely affect the Fund and its investments. The price, value or liquidity of the Fund's investments may decline and will fluctuate, sometimes rapidly and unpredictably, in response to general market conditions or other factors. Different sectors of the market, issuers, and security types may react differently to such developments.
Guardian Select Mid Cap Core VIP Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. The Fund's investments may be adversely affected by a number of factors that directly relate to the issuer of securities held by the Fund, such as its earnings prospects and overall financial position. In addition, an issuer in which the Fund invests, or to which it has exposure, may perform poorly because of poor management decisions or other events, conditions, or factors, which could also negatively affect the Fund.
Guardian Select Mid Cap Core VIP Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. The Fund is actively managed by the Subadviser. The Fund may actively and frequently trade portfolio securities, which may lead to higher transaction costs that may negatively affect the Fund's performance. There is no guarantee that the Subadviser's investment techniques, risk analysis, and judgment implemented in making investment decisions for the Fund will be accurate or will produce the desired outcome. As a result, the Fund may be adversely affected and may underperform its benchmark index or funds with similar investment objectives.
Guardian Select Mid Cap Core VIP Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The price or value of the Fund's investments in a company's equity securities, such as common or preferred stock, may rise or fall rapidly or unpredictably and are subject to real or perceived changes in the company's financial condition and overall market and economic conditions. Equity securities are normally more volatile than fixed-income investments. Common stocks generally represent the riskiest investment in a company and preferred stocks generally rank junior to a company's debt with respect to dividends, which the company may or may not declare.
Guardian Select Mid Cap Core VIP Fund | Mid-Capitalization Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Company Risk. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large-capitalization companies. Mid-capitalization companies tend to have limited product and market diversification and financial resources, which may negatively affect their performance. In addition, mid-capitalization companies may have less experienced management and be more vulnerable to adverse developments than larger companies.
Guardian Select Mid Cap Core VIP Fund | Growth Investment Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Investment Style Risk. Different investment styles tend to perform differently and shift in and out of favor depending on changes in market and economic sentiment and conditions. Securities of "growth" companies may be more volatile than other stocks and may involve special risks. If the Subadviser's perception of a company's growth potential is not realized, the securities purchased may not perform as expected and may be out of favor for an extended period of time, reducing the Fund's returns. Thus, the Fund may underperform other equity funds that employ a different investment style during such periods.
Guardian Select Mid Cap Core VIP Fund | Value Investment Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Investment Style Risk. Different investment styles tend to perform differently and shift in and out of favor depending on changes in market and economic sentiment and conditions. The Fund invests in stocks believed by the Subadviser to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. Thus, the Fund may underperform other equity funds that employ a different investment style during such periods.
Guardian Select Mid Cap Core VIP Fund | Foreign Investment and Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment and Currency Risk. Foreign investments, or exposure to foreign markets, present greater risks than investing in securities of U.S. issuers. Foreign securities are particularly susceptible to liquidity and valuation risk and may be especially volatile. These investments are subject to additional risks, including: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, adversely impact the value and liquidity of the Fund's foreign investments and the Fund's ability to invest in foreign investments and thus make the Fund's investments in such securities less liquid or illiquid. The Fund's foreign investments that are denominated in or provide exposure to a foreign currency may be negatively affected by a decline in the foreign currency's value relative to the U.S. dollar. The value of foreign currencies may fluctuate quickly and significantly and may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, and less stringent investor protections and disclosure standards.
Guardian Select Mid Cap Core VIP Fund | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund's investments focus on one or more sectors of the economy, the Fund's performance will be particularly susceptible to conditions and developments relating to such sector(s). In addition, the Fund will be more exposed to price movements affecting companies in such sector(s) than a more broadly invested fund.
Guardian Select Mid Cap Core VIP Fund | Standard & Poor's MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Guardian Select Mid Cap Core VIP Fund | Guardian Select Mid Cap Core VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
Annual Return 2022	rr_AnnualReturn2022	(14.19%)
Annual Return 2023	rr_AnnualReturn2023	16.30%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2021